Subsequent events (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions, item in Millions																		12 Months Ended
	Nov. 22, 2022 USD ($) shares	Oct. 28, 2022 USD ($) shares	Sep. 08, 2022 USD ($) shares	Aug. 25, 2022 USD ($) shares	Aug. 11, 2022 USD ($) shares	Aug. 04, 2022 USD ($) shares	Apr. 20, 2022 USD ($) item shares	Apr. 20, 2022 CAD ($) $ / shares shares	Mar. 22, 2022 $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 14, 2022 USD ($) $ / shares shares	Feb. 20, 2022 director	Feb. 10, 2022 USD ($) shares	Jan. 14, 2022 USD ($) shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 29, 2022 USD ($)	Apr. 20, 2022 EUR (€) item	Apr. 20, 2022 CAD ($) item
Subsequent event
Number of directors newly appointed | director												3
Number Of directors | director												7
Shares issued, number | shares													8,000	154,000	2,126,400
Shares issued, value | $	$ 138,000	$ 210,740	$ 431,757	$ 560,135	$ 200,014	$ 890,818							$ 20,000	$ 385,000	$ 5,312,136			$ 5,054,059	$ 1,477	$ 156
Conversion of debt, number | shares											1,645,745					880,000
Conversion of debt, amount | $											$ 6,582,980					$ 2,200,000		2,200,000
Principal amount of loan receivable | $											6,559,294
Accrued interest | $											$ 23,686							$ 9,068
Share price | $ / shares									$ 31		$ 4				$ 2.50	$ 2.50	$ 0.53
Shares issued, number, ESOP | shares										869,963
Number of ordinary shares issued | shares	600,000	820,000	608,108	675,676	206,200	918,369				4,000,000
Gross value of shares issued | $										$ 16,000,000
Net value of shares issued | $										$ 14,682,089
Shares issued in exercise of warrants, number | shares									234,839
Warrants, number of shares issuable | shares									280,000
Warrant exercise price per share | $ / shares									$ 5
Warrants, difference between market price and exercise price, per share | $ / shares									$ 26
Percentage of interest acquired																					100.00%
Cash transferred																					$ 2,600,000		$ 3,750
Price per share | $ / shares								$ 0.07
Acquisition of Holigen Limited | Holigen Limited
Subsequent event
Percentage of interest acquired							100.00%															100.00%	100.00%
Cash transferred | $							$ 3,000,000.0
Number of common shares | item							1.9															1.9	1.9
Debt assumed							$ 4,300,000															€ 4.0
Acquisition of Holigen Limited | Holigen Limited | Flowr Corporation [Member]
Subsequent event
Number of shares acquired | shares							14,285,714	14,285,714
Payments to acquire investments							$ 790,000	$ 1,000